INVESTMENTS - Homeinns (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Value booked under equity method
Share of cumulative loss	$ (20,960,868)	¥ (135,780,312)	¥ 187,191,141	¥ 56,146,814
Homeinns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)		15.00%
Number of shares held | shares		14,400,765
Investment cost
Investment cost		¥ 568,679,251	554,626,285
Foreign currency translation		16,547,456	14,052,966
Total investment cost		585,226,707	568,679,251	¥ 554,626,285
Value booked under equity method
Share of cumulative loss		403,234,118	357,085,613
Amortization of outside difference, net of tax		(26,687,447)	(22,799,936)
Total booked value under equity method		376,546,671	334,285,677
Net book value		961,773,378	¥ 902,964,928
Gain/(loss) on equity dilution		¥ 5,000,000